EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2017
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
23.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the six months ended June 30,
	2016	2017
	RMB	RMB
Numerator:
Net income from continuing operations	632,632,403	107,652,319
Net income from discontinued operations	61,843,311	-
Total net income	694,475,714	107,652,319

Net income from continuing operations	632,632,403	107,652,319
Less: Net loss attributable to non-controlling interests from continuing operations	(88,040)	(289,572)
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	632,720,443	107,941,891

Net income from discontinued operations	61,843,311	-
Less: Net income attributable to non-controlling interests from discontinued operations	3,722,599	-
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	93,780,174	-
Less:Allocation of net income to participating preferred shares issued by subsidiary	3,648,178	-
Net income attributable to Jinkosolar’s ordinary shareholders from discontinued operations	(39,307,640)	-
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	632,720,443	107,941,891
Dilutive effects of Convertible senior notes	6,142,661	-
Reversal of change in fair value assumed conversion of warrants	1,518	-

Numerator for diluted income per share for continuing operations	638,864,622	107,941,891
Numerator for diluted income/(loss) per share for discontinued operations	(39,307,640)	-

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	125,489,224	127,556,967
Dilutive effects of share options	2,488,394	1,302,666
Assumed conversion of convertible senior notes	5,212,840	-
Conversion of warrants	1,845,453	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	135,035,911	128,859,633
Continuing operations:
Basic earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations	5.04	0.84
Diluted earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations	4.73	0.84
Discontinued operations
Basic earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations	(0.31)	-
Diluted earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations	(0.31)	-

As disclosed in Note 8, redeemable non-controlling Interests, JinkoSolar Power issued redeemable convertible preferred shares, which are accounted for as redeemable non-controlling interest and are accreted from the initial carrying value to the ultimate redemption price on the earliest possible redemption date. For six months ended June 30, 2016 and 2017, accretion of RMB 93,789,174 and nil, respectively, for redeemable non-controlling interests was recorded as a charge to decrease net income from discontinued operations to arrive at net income from discontinued operations attributable to JinkoSolar Holding’s ordinary shareholders.

In the six months ended June 30, 2017, convertible senior notes and warrants were not included in the computation of diluted EPS because of their anti-dilutive effect.